Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations

Divestiture of Aurora

On August 21, 2017, the Company entered into a divestiture agreement with Navitus, and on September 14, 2017, the Company entered into amendment no. 1 to the divestiture agreement (as amended, the “Divestiture Agreement”). Pursuant to the Divestiture Agreement, the Company agreed to divest and transfer its 50% ownership interest in Aurora to Navitus, which owned the remaining 50% interest, in consideration for a release from Navitus of all of the Company’s obligations under the second amended partnership agreement, dated October 1, 2011, between the Company and Navitus, including, without limitation, obligations to return to Navitus investors their accumulated deferred capital, deferred interest and related allocations of equity. The Company also agreed to (i) issue 4,382,872 shares of common stock to Navitus and (ii) pay off or otherwise satisfy all indebtedness and other material liabilities of Aurora at or prior to closing of the Divestiture Agreement. Closing of the Divestiture Agreement was completed on December 13, 2017.

The Divestiture Agreement contained usual pre- and post-closing representations, warranties and covenants. In addition, Navitus agreed that the Company may take any steps necessary to amend the exercise price of warrants issued to Navitus Partners, LLC to reflect an exercise price of $1.52. The Company also agreed to provide Navitus with demand registration rights with respect to the shares to be issued to it under the Divestiture Agreement, whereby the Company agreed to, upon Navitus’ request, file a registration statement on an appropriate form with the SEC covering the resale of such shares and use commercially reasonable efforts to cause such registration statement to be declared effective within one hundred twenty (120) days following such filing. The registration statement was filed on February 5, 2018 and amended on February 8, 2018. The Company has not yet amended the exercise price of warrants issued to Navitus Partners, LLC to reflect an exercise price of $1.52.

Closing of the Divestiture Agreement was subject to customary closing conditions and certain other specific conditions, including the following: (i) the issuance of 4,382,872 shares of common stock to Navitus; (ii) the payment or satisfaction by the Company of all indebtedness or other liabilities of Aurora, which total approximately $1.2 million; (iii) the receipt of any authorizations, consents and approvals of all governmental authorities or agencies and of any third parties; (iv) the execution of a mutual release by the parties; and (v) the execution of customary officer certificates by the Company and Navitus regarding the representations, warrants and covenants contained in the Divestiture Agreement. Consequently, the Company issued 4,382,872 shares of common stock to Navitus on December 14, 2017.

Aurora's revenues, related expenses and loss on disposal are components of "income (loss) from discontinued operations" in the statements of operations. The statement of cash flows is reported on a consolidated basis without separately presenting cash flows from discontinued operations for all periods presented.

Results from discontinued operations were as follows:

	Year Ended December 31,
	2017	2016
Revenues from discontinued operations	$276,705	$440,803
Income from discontinued operations before tax benefit	14,301	1,206
Tax benefit	—	—
Income from discontinued operations, net of tax benefit	14,301	1,206
Income (loss) on disposal of discontinued operations, net of tax	(18,205,884)	—
Income (loss) from discontinued operations, net of tax	$(18,191,583)	$1,206

The following table represents the income (loss) on discontinued operations recognized in the years ended December 31, 2017 and 2016. These amounts may be adjusted as certain contingencies regarding estimated transaction costs are resolved in subsequent periods.

Year Ended December 31,
2017
Fair value of assets given per Divestiture Agreement	$542,262
Change in noncontrolling interest	(9,023,089)
Fair value of stock issued per Divestiture Agreement	26,647,862
Transactions costs	38,849
Estimated (income) loss on disposal of discontinued operations	$18,205,884